Subsequent Event	12 Months Ended
Jan. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent Event
Dividends Declared
On February 21, 2013, the Board of Directors approved an increase in the annual dividend for fiscal 2014 to $1.88 per share, an increase of approximately 18% over the $1.59 per share dividend paid in fiscal 2013. For fiscal 2014, the annual dividend will be paid in four quarterly installments of $0.47 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2013	April 1, 2013
May 10, 2013	June 3, 2013
August 9, 2013	September 3, 2013
December 6, 2013	January 2, 2014